Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
(a)	Details of intangible assets as of December 31, 2024 and 2025 are as follows:

	2024		2025
Goodwill	~~W~~	4,665,417	4,656,673
Software		235,229	251,178
Development cost		677,572	543,993
Others		541,915	441,314

	~~W~~	6,120,133	5,893,158

Changes in intangible assets
(b)	Changes in intangible assets for the years ended December 31, 2024 and 2025 are as follows:

	2024
	Goodwill		Software	Development cost	Others	Total
Beginning balance	~~W~~	4,677,204	259,233	464,638	816,871	6,217,946
Acquisition		—	67,077	196,292	110,230	373,599
Disposal and write-off		—	(2,822)	(418)	(8,383)	(11,623)
Amounts transferred from (to) property and equipment		—	—	(2,302)	—	(2,302)
Amounts transferred within intangible assets		—	905	165,761	(166,666)	—
Impairment (*1)		(24,513)	—	(715)	(128)	(25,356)
Amortization (*2)		—	(96,335)	(179,302)	(174,341)	(449,978)
Effects of changes in foreign exchange rate		12,726	7,171	33,618	(35,668)	17,847

Ending balance	~~W~~	4,665,417	235,229	677,572	541,915	6,120,133

(*1)
Goodwill impairment incurred from the cash-generating unit of security sector at Shinhan Securities Vietnam Co., Ltd. and other sector at Shinhan Asset Trust Co., Ltd. As a result of the impairment test for goodwill of Shinhan Securities Vietnam Co., Ltd., the Group recognized an impairment loss amounting to
~~W~~
1,298 million for the carrying amount exceeding the recoverable amount of the CGU. This is due to the decrease in recoverable amounts resulting from the reduced trading volume and trading value on the Vietnamese stock market, caused by the global high interest rate environment and domestic and external economic recessions. In addition, as a result of the impairment test for goodwill of Shinhan Asset Trust Co., Ltd., the Group recognized an impairment loss amounting to
~~W~~
 23,215 million for the carrying amount exceeding the recoverable amount of the CGU. This is due to the decrease in recoverable amounts resulting from the deterioration of the business environment caused by the slowdown in the real estate and construction sectors. The amount of impairment loss recognized is included in the non-operating
expenses, of the consolidated statement of comprehensive income.

(*2)	Included in general administrative expense, other operating expense, and insurance service expense of the consolidated statements of comprehensive income.

	2025
	Goodwill		Software	Development cost	Others	Total
Beginning balance	~~W~~	4,665,417	235,229	677,572	541,915	6,120,133
Acquisition		—	108,624	82,897	96,635	288,156
Disposal and write-off		—	(969)	(180)	(13,818)	(14,967)
Amounts transferred from (to) property and equipment		—	—	(7,548)	—	(7,548)
Amounts transferred within intangible assets		—	(2,252)	—	—	(2,252)
Impairment (*1)		—	(499)	—	(297)	(796)
Amortization (*2)		—	(94,261)	(210,459)	(173,974)	(478,694)
Effects of changes in foreign exchange rate		(8,744)	5,306	1,711	(9,147)	(10,874)

Ending balance	~~W~~	4,656,673	251,178	543,993	441,314	5,893,158

(*1)	Included in the non-operating expenses of the consolidated statement of comprehensive income.
(*2)	Included in general administrative expense, other operating expense, and insurance service expense of the consolidated statements of comprehensive income.
(c)	Goodwill

Goodwill allocated in the Group's CGUs
i)	Goodwill allocated to the Group’s Cash-Generating Units (CGUs) as of December 31, 2024 and 2025 is as follows:

	2024		2025
Banking	~~W~~	771,156	769,304
Credit card		2,901,502	2,894,610
Life insurance		850,238	850,238
Others		142,521	142,521

	~~W~~	4,665,417	4,656,673

Discount rates and terminal growth rates
Discount rates before tax and terminal growth rates applied to each CGU are as follows:

	Discount rate before tax (%)	Terminal growth rate (%)
Banking	8.4 ~ 15.6	0.0 ~ 2.0
Credit card	10.0 ~ 15.3	1.0 ~ 2.0
Others	9.1 ~ 11.2	1.0

Key assumptions
Key assumptions used in the discounted cash flow calculations of CGUs (other than life insurance components) are as follows:

	2025	2026	2027	2028	2029	2030
CPI growth (%)	2.1	1.7	1.8	2.1	1.9	1.9
Private consumption growth (%)	0.8	1.1	1.6	1.9	2.1	2.1
Real GDP growth (%)	0.8	1.4	1.7	2.0	2.1	2.1
Key assumptions used in the discounted cash flow calculations of life insurance (Shinhan Life Insurance Co., Ltd.) components are as follows:

Key assumptions
Consumer price index growth rate (Bank of Korea) (%)	2.0
Risk-based confidence level (%)	99.5

Total recoverable amount and total carrying value of CGUs to which goodwill has been allocated
ii-5) The total recoverable amount and total carrying amount of CGUs to which goodwill has been allocated are as follows:

	Amount
Total recoverable amount	~~W~~	63,569,922
Total carrying amount		55,556,858

	~~W~~	8,013,064